Provisions for liabilities - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2011 GBP (£)	Dec. 31, 2019 CAD ($)	Mar. 01, 2019 GBP (£)	Mar. 01, 2019 CAD ($)
Disclosure Of Other Provisions [Line Items]
Payments for funding agreement	£ 32	£ 25
Quebec Class Actions
Disclosure Of Other Provisions [Line Items]
Provision for expected liability	436			$ 758	£ 436	$ 758
Excise dispute in Russia
Disclosure Of Other Provisions [Line Items]
Provision for expected liability	252
Restructuring of Existing Businesses
Disclosure Of Other Provisions [Line Items]
Noncurrent provisions relates to termination payments	£ 95
Estimated unwind percentage of noncurrent provisions relates to termination payments	29.00%
Reversals of unused provisions	£ 18	12
Employee Related Benefits
Disclosure Of Other Provisions [Line Items]
Noncurrent provisions	£ 14
Estimated unwind percentage of noncurrent provisions	28.00%
Reversals of unused provisions	£ 3	4
Fox River
Disclosure Of Other Provisions [Line Items]
Provision made during period			£ 274
Legal costs incurred	3	5
Other Provisions
Disclosure Of Other Provisions [Line Items]
Reversals of unused provisions	97	111
Trade And Other Payables
Disclosure Of Other Provisions [Line Items]
Reversals of unused provisions	£ 10	£ 56
Top of Range | Restructuring of Existing Businesses
Disclosure Of Other Provisions [Line Items]
Expected unwind period	5 years
Top of Range | Employee Related Benefits
Disclosure Of Other Provisions [Line Items]
Expected unwind period	5 years
Top of Range | Fox River
Disclosure Of Other Provisions [Line Items]
Expected unwind period	5 years